Financial Instruments and Hedging Activities - Schedule of Derivative Instrument Split Between Short Term and Long Term (Detail) (Interest Rate Swap Contracts [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ (14.0)	$ (7.1)
Short Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	(5.6)	(3.6)
Long Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ (8.4)	$ (3.5)